General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Personnel	R$ (103,485)	R$ (70,860)	R$ (63,665)
Share Based Plans	(22,479)	(14,967)	(14,276)
Profit sharing	(108,102)	(94,640)	(79,872)
Employee benefits expense	(234,066)	(180,467)	(157,813)
Third party expense	(119,209)	(33,318)	(38,836)
Right of use depreciation	(11,132)	(9,686)	(10,800)
Depreciation and amortization	(17,569)	(10,094)	(4,986)
Travel and representations	(8,991)	(3,928)	(4,535)
Condominium expenses	(4,081)	(3,041)	(3,315)
Other operating expenses	(16,927)	(11,730)	(9,064)
General and administrative expense	R$ (411,975)	R$ (252,264)	R$ (229,349)